Financial Instruments by Category - Schedule of Financial Instruments by Category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial Assets	¥ 1,713,303	¥ 1,028,756
Financial liabilities	103,444	2,105,690
Financial Assets at FVPL
Disclosure Of Financial Instruments [Line Items]
Financial Assets		13,068
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,713,303	1,015,688
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial Assets	6,423	5,612
Other Receivables | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	6,423	5,612
Financial Assets at Fair Value through Profit or Loss
Disclosure Of Financial Instruments [Line Items]
Financial Assets		13,068
Financial Assets at Fair Value through Profit or Loss | Financial Assets at FVPL
Disclosure Of Financial Instruments [Line Items]
Financial Assets		13,068
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,706,880	1,010,076
Cash and Cash Equivalents | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,706,880	1,010,076
Financial Liabilities at FVPL
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,071,508
Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	103,444	34,182
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,071,508
Financial Instruments with Preferred Rights | Financial Liabilities at FVPL
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,071,508
Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	21,456	8,631
Other Payables | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	21,456	8,631
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	81,195	24,638
Trade Payables | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	81,195	24,638
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	793	913
Lease Liabilities | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	¥ 793	¥ 913